Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment (7) Based On:
Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2) (3)	Average Summary Compensation Table Total for non-PEO NEOs (4)	Average Compensation Actually Paid to non-PEO NEOs (2) (4) (5)	FAST Total Shareholder Return	S&P 500 Total Shareholder Return (6)	Net Earnings	Earnings Before Income Taxes (8)
2022	$5,439,610	3,307,940	2,408,942	1,793,142	138	125	1,086.9	1,440.0
2021	$2,423,614	5,572,876	1,358,039	2,295,107	183	152	925.0	1,207.8
2020	$2,539,150	5,321,725	1,316,849	2,067,665	137	118	859.1	1,132.7

Company Selected Measure Name	earnings before income taxes
Named Executive Officers, Footnote [Text Block]	The principal executive officer (PEO) is Daniel L. Florness, who began serving as our president and chief executive officer in January 2016.The PEO is Daniel Florness.The CFO is Holden Lewis.
Peer Group Issuers, Footnote [Text Block]	The selected peer group is the S&P 500 Index.
PEO Total Compensation Amount	$ 5,439,610	$ 2,423,614	$ 2,539,150
PEO Actually Paid Compensation Amount	$ 3,307,940	5,572,876	5,321,725
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate Compensation Actually Paid (CAP) for the PEO, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Equity Adjustment (all equity awards are stock options):
Fiscal Year (FY)	Fair Value of FY Equity Awards at FY (i)	Change in Value of Prior Years' Awards Unvested at FY (ii)	Change in Value of Prior Years' Awards that Vested in FY (iii)	Fair Value of Awards Forfeited in FY (iv)	Dividends Paid in FY on Unvested Awards	SCT Option Awards	Equity Adjustment to CAP
2022	$334,128	(1,809,623)	(38,373)	—	—	(617,802)	(2,131,670)
2021	$1,155,736	2,449,408	82,431	—	—	(538,313)	3,149,262
2020	$990,657	2,004,972	270,810	—	—	(483,864)	2,782,575

(i) Valued at the FY end.
(ii) Valued as of the end of the prior FY and as of the end of the current FY.
(iii) Valued as of the end of the prior FY and as of the vesting date.
(iv) Valued as of the end of the prior FY.

Non-PEO NEO Average Total Compensation Amount	$ 2,408,942	1,358,039	1,316,849
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,793,142	2,295,107	2,067,665
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The non-PEO named executive officers (NEOs) represent the following individuals for each of the years shown:
•2022 – Holden Lewis, Senior Executive Vice President and Chief Financial Officer; Terry M. Owen, Senior Executive Vice President – Sales Operations; Charles S. Miller, Senior Executive Vice President – Sales; and Reyne K. Wisecup, Senior Executive Vice President – Human Resources.
•2021 – Holden Lewis, Executive Vice President and Chief Financial Officer; Jeffrey M. Watts, Executive Vice President – International Sales; Terry M. Owen, Senior Executive Vice President – Sales Operations; and William J. Drazkowski, Executive Vice President – Sales.
•2020 – Holden Lewis, Executive Vice President and Chief Financial Officer; Terry M. Owen – Senior Executive Vice President – Sales Operations; Jeffrey M. Watts, Executive Vice President – International Sales; and Reyne K. Wisecup, Senior Executive Vice President – Human Resources.
To calculate average CAP for the non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year shown:

Equity Adjustment (all equity awards are stock options):
Fiscal Year (FY)	Fair Value of FY Equity Awards at FY (i)	Change in Value of Prior Years' Awards Unvested at FY (ii)	Change in Value of Prior Years' Awards that Vested in FY (iii)	Fair Value of Awards Forfeited in FY (iv)	Dividends Paid in FY on Unvested Awards	SCT Option Awards	Equity Adjustment to CAP
2022	$92,629	(511,988)	(25,171)	—	—	(171,270)	(615,800)
2021	$321,033	757,082	8,482	—	—	(149,529)	937,068
2020	$266,006	596,562	18,173	—	—	(129,925)	750,816

(i) Valued at the FY end.
(ii) Valued as of the end of the prior FY and as of the end of the current FY.
(iii) Valued as of the end of the prior FY and as of the vesting date.
(iv) Valued as of the end of the prior FY.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The items listed below represent the two financial metrics we used to determine CAP for FY2022 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled 'Quarterly Incentives' and 'Long-term Incentives'.

PEO (1) Most Important Performance Measures	CFO (2) Most Important Performance Measures	NEOs Except for CEO and CFO Most Important Performance Measures
Company-wide pre-tax earnings (3)	Company-wide net earnings	Company-wide pre-tax earnings (3)
Working capital management (the ROA plan) (4)	Working capital management (the ROA plan) (4)	Working capital management (the ROA plan) (4)

Total Shareholder Return Amount	$ 138	183	137
Peer Group Total Shareholder Return Amount	125	152	118
Net Income (Loss)	$ 1,086.9	$ 925.0	$ 859.1
Company Selected Measure Amount	1,440	1,207.8	1,132.7
PEO Name	Daniel Florness
Additional 402(v) Disclosure [Text Block]	See 'Quarterly Incentives' in the CD&A.
Adjustment To Summary Compensation Table, Footnote	We do not have pensions; therefore, an adjustment to the Summary Compensation Table (SCT) totals related to pension value for any of the years reflected in this table is not needed.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	100
Non-GAAP Measure Description [Text Block]	The comparison of total shareholder returns assumes that $100 was invested on December 31, 2019 in Fastenal Company and the S&P 500 Index, and that dividends were reinvested when and as paid.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2022 to our company's performance, is earnings before income taxes, a GAAP measure.
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Company-wide pre-tax earnings is equal to earnings before income taxes on our consolidated statement of earnings.
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Company-wide pre-tax earnings (3)
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Working capital management (the ROA plan) (4)
PEO [Member] | Equity Awards, Fair Value at Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 334,128	$ 1,155,736	$ 990,657
PEO [Member] | Equity Awards, Change in Value of Prior Years' Awards Unvested at Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,809,623)	2,449,408	2,004,972
PEO [Member] | Equity Awards, Change in Value of Prior Years' Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(38,373)	82,431	270,810
PEO [Member] | Equity Awards, Fair Value of Forfeited Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Dividends Paid During the Year on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Summary Compensation Table Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(617,802)	(538,313)	(483,864)
PEO [Member] | Adjustment, Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,131,670)	3,149,262	2,782,575
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Company-wide pre-tax earnings (3)
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Working capital management (the ROA plan) (4)
Non-PEO NEO [Member] | Equity Awards, Fair Value at Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 92,629	321,033	266,006
Non-PEO NEO [Member] | Equity Awards, Change in Value of Prior Years' Awards Unvested at Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(511,988)	757,082	596,562
Non-PEO NEO [Member] | Equity Awards, Change in Value of Prior Years' Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(25,171)	8,482	18,173
Non-PEO NEO [Member] | Equity Awards, Fair Value of Forfeited Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Dividends Paid During the Year on Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Summary Compensation Table Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(171,270)	(149,529)	(129,925)
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (615,800)	$ 937,068	$ 750,816
CFO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Company-wide net earnings
CFO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Working capital management (the ROA plan) (4)